CONSOLIDATED STATEMENTS OF CHANGES IN (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	Total shareholders' deficit CNY (¥)	Total shareholders' deficit USD ($)	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class B Ordinary shares shares	Ordinary shares shares	Series A-1 Convertible Preferred Shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive (loss) income CNY (¥)	Accumulated other comprehensive (loss) income USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Balance at the beginning of the period at Dec. 31, 2017	¥ (1,603,643)					¥ 5,513	¥ 55,052		¥ (155,053)		¥ (1,509,155)
Balance at the beginning of the period (in shares) at Dec. 31, 2017 | shares					945,712,030	102,102,318
CHANGES IN DEFICIT
Net income (loss)	104,026										104,026				¥ 104,026
Redeemable Convertible Preferred Shares redemption value accretion	(248,186)										(248,186)
Foreign currency translation adjustments, net of nil tax	(119,487)								(119,487)						(119,487)
Balance at the end of the period at Dec. 31, 2018	(1,867,290)					¥ 5,513	55,052		(274,540)		(1,653,315)
Balance at the end of the period (in shares) at Dec. 31, 2018 | shares					945,712,030	102,102,318
CHANGES IN DEFICIT
Net income (loss)	(510,387)										(510,387)				(510,387)
Redeemable Convertible Preferred Shares redemption value accretion	(116,308)										(116,308)
Deemed dividend to preferred shareholder							642,174				(642,174)
Foreign currency translation adjustments, net of nil tax	(94,357)								(94,357)						(94,357)
Re-designating ordinary shares to Class B ordinary shares | shares				619,938,058	(619,938,058)
Re-designating ordinary shares to Class A ordinary shares | shares			325,773,972		(325,773,972)
Conversion of Series A-1 Preferred Shares to Class A ordinary shares						¥ (5,513)	5,513
Conversion of Series A-1 Preferred Shares to Class A ordinary shares (in shares) | shares			102,102,318			(102,102,318)
Conversion of Series A-2, B and C Redeemable Convertible Preferred Shares to Class A ordinary shares	2,933,088		¥ 1				2,933,087
Conversion of Series A-2, B and C Redeemable Convertible Preferred Shares to Class A ordinary shares (in shares) | shares			612,941,413
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of offering cost	498,436						498,436
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of offering cost (in shares) | shares			162,504,475
Share-based compensation	745,873						745,873
Balance at the end of the period at Dec. 31, 2019	1,589,055		¥ 1				4,880,135		(368,897)		(2,922,184)				1,589,055
Balance at the end of the period (in shares) at Dec. 31, 2019 | shares			1,203,322,178	619,938,058
CHANGES IN DEFICIT
Net income (loss)	(220,288)										(220,288)		¥ (1,087)		(221,375)	$ (33,929)
Exercise of share options by preferred shareholder | shares			172,908,845
Foreign currency translation adjustments, net of nil tax	(28,054)								(28,054)						(28,054)	(4,299)
Acquisition of a subsidiary													23,622		23,622
Share-based compensation	102,750						102,750								102,750
Balance at the end of the period at Dec. 31, 2020	¥ 1,443,463	$ 221,221	¥ 1				¥ 4,982,885	$ 763,661	¥ (396,951)	$ (60,835)	¥ (3,142,472)	$ (481,605)	¥ 22,535	$ 3,454	¥ 1,465,998	$ 224,675
Balance at the end of the period (in shares) at Dec. 31, 2020 | shares			1,376,231,023	619,938,058